Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	340,122,619.37	19,067
Yield Supplement Overcollateralization Amount 04/30/25	22,286,833.43	0
Receivables Balance 04/30/25	362,409,452.80	19,067
Principal Payments	16,613,492.57	412
Defaulted Receivables	689,332.21	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	20,788,541.96	0
Pool Balance at 05/31/25	324,318,086.06	18,625

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.90%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,033,125.26	230
Past Due 61-90 days	1,488,928.99	59
Past Due 91-120 days	375,275.75	16
Past Due 121+ days	0.00	0
Total	7,897,330.00	305

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	704,574.06
Aggregate Net Losses/(Gains) - May 2025	(15,241.85)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.05%
Prior Net Losses/(Gains) Ratio	-0.11%
Second Prior Net Losses/(Gains) Ratio	0.55%
Third Prior Net Losses/(Gains) Ratio	0.88%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.86%
Weighted Average Contract Rate, Yield Adjusted	10.03%
Weighted Average Remaining Term	38.89

Flow of Funds	$ Amount
Collections	19,059,237.96
Investment Earnings on Cash Accounts	20,535.00
Servicing Fee	(302,007.88)
Transfer to Collection Account	-
Available Funds	18,777,765.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,152,353.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	10,766,358.09
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,628,392.63

Total Distributions of Available Funds	18,777,765.08

Servicing Fee	302,007.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	335,084,444.15
Principal Paid	15,804,533.31
Note Balance @ 06/16/25	319,279,910.84

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2b
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	192,124,444.15
Principal Paid	15,804,533.31
Note Balance @ 06/16/25	176,319,910.84
Note Factor @ 06/16/25	62.9983960%

Class A-4
Note Balance @ 05/15/25	97,610,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	97,610,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	30,230,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	30,230,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	15,120,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	15,120,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,344,839.14
Total Principal Paid	15,804,533.31
Total Paid	17,149,372.45

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.33228%
Coupon	4.76228%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	773,300.89
Principal Paid	15,804,533.31
Total Paid to A-3 Holders	16,577,834.20

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3346557
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6848578
Total Distribution Amount	17.0195135

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.7629730
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.4689628
Total A-3 Distribution Amount	59.2319358

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	681.22
Noteholders' Principal Distributable Amount	318.78

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	5,038,175.22
Investment Earnings	18,193.21
Investment Earnings Paid	(18,193.21)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,902,339.45	1,966,317.02	2,129,791.17
Number of Extensions	76	78	81
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.52%	0.53%